Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income:
Foreign exchange losses—net	¥ (294,224)	¥ 25,232	¥ 106,868
Trading account profits (losses)—net	(699,049)	(792,098)	(824,420)
Expense:
Operating expenses	2,928,900	2,938,200	2,816,000
Income (loss) before income tax expense (benefit)	1,882,594	448,222	(58,727)
Income tax expense (benefit)	501,567	41,174	(14,511)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
MUFG:
Income:
Foreign exchange losses—net	451	3,465	6,851
Trading account profits (losses)—net	(40,379)	28,970	(4,059)
Gains on sales of investment in subsidiaries and affiliated companies—net	0	17,748	0
Other income	15,374	13,255	11,732
Total income	1,155,910	977,141	819,268
Expense:
Operating expenses	47,600	44,149	40,158
Interest expense	355,781	256,333	167,057
Other expense	6,229	6,496	7,154
Total expense	425,283	322,420	226,625
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	592,064	(259,130)	(667,088)
Income (loss) before income tax expense (benefit)	1,322,691	395,591	(74,445)
Income tax expense (benefit)	(5,430)	18,956	8,875
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
MUFG: | Subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	774,211	605,115	586,108
Expense:
Interest expense	15,673	15,442	12,256
MUFG: | Banking subsidiaries
Income:
Dividends from subsidiaries and affiliated companies	545,886	407,630	419,691
MUFG: | Non-banking subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	228,325	197,485	166,417
MUFG: | Subsidiaries
Income:
Management fees from subsidiaries	34,393	35,052	34,957
Interest income from subsidiaries	¥ 371,860	¥ 273,536	¥ 183,679